Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	¥ 1,477,545	¥ 528,161	¥ (356,123)
Other comprehensive income (loss) before reclassifications, net of taxes	(929,685)	1,001,390	900,962
Reclassifications, net of taxes	12,960	(15,019)	(109)
Other comprehensive income (loss), net of tax	(916,725)	986,371	900,853
Less - Other comprehensive income attributable to noncontrolling interests	49,948	(36,987)	(16,569)
Accumulated other comprehensive income (loss), ending balance	610,768	1,477,545	528,161
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(136,090)	(516,538)	(813,480)
Other comprehensive income (loss) before reclassifications, net of taxes	(423,404)	404,352	301,889
Reclassifications, net of taxes	28,052
Other comprehensive income (loss), net of tax	(395,352)	404,352	301,889
Less - Other comprehensive income attributable to noncontrolling interests	32,387	(23,904)	(4,947)
Accumulated other comprehensive income (loss), ending balance	(499,055)	(136,090)	(516,538)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	1,727,565	1,160,563	666,813
Other comprehensive income (loss) before reclassifications, net of taxes	(291,681)	596,417	507,566
Reclassifications, net of taxes	(20,511)	(18,714)	(8,006)
Other comprehensive income (loss), net of tax	(312,192)	577,703	499,560
Less - Other comprehensive income attributable to noncontrolling interests	9,572	(10,701)	(5,810)
Accumulated other comprehensive income (loss), ending balance	1,424,945	1,727,565	1,160,563
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(113,930)	(115,864)	(209,456)
Other comprehensive income (loss) before reclassifications, net of taxes	(214,600)	621	91,507
Reclassifications, net of taxes	5,419	3,695	7,897
Other comprehensive income (loss), net of tax	(209,181)	4,316	99,404
Less - Other comprehensive income attributable to noncontrolling interests	7,989	(2,382)	(5,812)
Accumulated other comprehensive income (loss), ending balance	¥ (315,122)	¥ (113,930)	¥ (115,864)